Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 6,468,785	$ 3,484,303
Fuel surcharge	751,644	296,831
Total revenue	7,220,429	3,781,134
Materials and services expenses	3,815,453	2,051,835
Personnel expenses	1,974,081	888,185
Other operating expenses	380,342	150,572
Depreciation of property and equipment	225,007	170,520
Depreciation of right-of-use assets	112,782	80,496
Amortization of intangible assets	55,243	48,213
Gain on sale of business	0	(306)
Bargain purchase gain	(193,549)	(4,008)
Gain on sale of rolling stock and equipment	(24,644)	(7,888)
Gain on derecognition of right-of-use assets	(1,282)	(1,159)
Loss on sale of land and buildings	19	6
Gain on sale of assets held for sale	(12,209)	(11,899)
Loss on disposal of intangible assets	1	0
Total operating expenses	6,331,244	3,364,567
Operating income	889,185	416,567
Finance (income) costs
Finance income	(5,127)	(2,776)
Finance costs	78,145	56,686
Net finance costs	73,018	53,910
Income before income tax	816,167	362,657
Income tax expense	151,806	86,982
Net income for the year attributable to owners of the Company	$ 664,361	$ 275,675
Earnings per share attributable to owners of the Company
Basic earnings per share	$ 7.14	$ 3.09
Diluted earnings per share	$ 6.97	$ 3.03